Restricted Cash (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Restricted Cash [Abstract]
Schedule of Restricted Cash
The components of the Company's restricted cash at September 30, 2014 and December 31, 2013, were as follows:

	September 30, 2014	December 31, 2013
Defeasance of unsecured notes to be issued	$39.2	$56.0
Other	2.2	—
Total restricted cash	$41.4	$56.0
Less: Short-term restricted cash	9.5	4.5
Long-term restricted cash	$31.9	$51.5

The components of the Company's restricted cash at December 31, 2013 and 2012 were as follows:

	2013	2012
Defeasance of unsecured notes to be issued (see Note 14)	$56.0	$60.5
Less: short-term restricted cash	(4.5)	(14.8)
Long-term restricted cash	$51.5	$45.7